Finance income	12 Months Ended
Dec. 31, 2019
Disclosure Of Finance Income [Abstract]
Finance income [Text Block]

17. Finance income

The following is a summary of finance income incurred by the Company during the years ended December 31, 2019 and 2018. Specifically, the table below includes the results for the AGM from January 1, 2018 to July 31, 2018, being the period during which the Company controlled the AGM, but does not include the results of the AGM from August 1, 2018 to December 31, 2018

	Year ended December 31,
	2019	2018
	$	$
Fair value adjustment on redeemable preference shares (note 7(a))	-	4,801
Accretion income on redeemable preference shares (note 7(b))	516	253
Interest income and other	355	501
Total finance income	871	5,555